SEGMENT REPORTING	12 Months Ended
Dec. 26, 2020
SEGMENT REPORTING

M.SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

We operate manufacturing, treating and distribution facilities internationally, but primarily in the United States. Effective January 1, 2020, we re-organized around the markets we serve rather than geography. The prior periods have been recast to reflect the new segment structure. The business segments align with the following markets: UFP Retail Solutions, UFP Construction and UFP Industrial. This change allows for a more specialized and consistent sales approach among Company operations, more efficient use of resources and capital, and quicker introduction of new products and services. We manage the operations of our individual locations primarily through a market-centered reporting structure under which each location is included in a business unit and business units are included in our Retail, Industrial, and Construction segments. One customer, The Home Depot, accounted for approximately 24%of our total net sales in fiscal 2020 and 19% in 2019 and 2018.

The exception to this market-centered reporting and management structure is our International segment, which comprises our Mexico, Canada, Europe, and Australia operations and sales and buying offices in other parts of the world and our Ardellis segment, which represents our wholly owned fully licensed captive insurance company based in Bermuda. Our International and Ardellis segments do not meet the quantitative thresholds in order to be separately reported and accordingly, the International and Ardellis segments have been aggregated in the “All Other” segment for reporting purposes.

“Corporate” includes purchasing, transportation and administrative functions that serve our operating segments. Operating results of Corporate primarily consists of over (under) allocated costs. The operating results of UFP Real Estate, Inc., which owns and leases real estate, and UFP Transportation Ltd., which owns and leases transportation equipment, are also included in the Corporate column. An inter-company lease charge is assessed to our operating segments for the use of these assets at fair market value rates. Total assets of the Corporate column include unallocated cash and cash equivalents, certain prepaid assets, certain property, equipment and other assets pertaining to the centralized activities of Corporate, UFP Real Estate, Inc., and UFP Transportation Ltd.

	2020
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$2,167,122	$1,072,117	$1,695,684	$217,094	$1,981	$5,153,998
Intersegment net sales	142,839	45,217	68,294	283,689	(540,039)	—
Interest expense (income)	2	22	—	90	9,197	9,311
Amortization expense	1,482	4,159	2,152	877	46	8,716
Depreciation expense	11,675	15,163	12,123	1,619	23,384	63,964
Segment earnings before income taxes	155,364	83,430	69,092	38,333	(5,236)	340,983
Segment assets	510,464	416,487	510,972	196,856	770,112	2,404,891
Capital expenditures	16,277	21,141	16,902	2,258	32,604	89,182

	2019
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$1,498,710	$1,085,635	$1,637,156	$193,785	$723	$4,416,009
Intersegment net sales	135,705	45,010	56,116	200,426	(437,257)	—
Interest expense	—	108	16	97	8,479	8,700
Amortization expense	1,380	3,034	1,164	747	—	6,325
Depreciation expense	11,041	14,340	11,465	1,532	22,116	60,494
Segment earnings before income taxes	61,708	82,913	82,407	22,025	(8,379)	240,674
Segment assets	402,221	377,329	522,638	136,990	450,299	1,889,477
Capital expenditures	15,502	20,134	16,097	2,150	31,050	84,933

Note: Allocations of corporate expenses in 2019 were modified to align with the methodology used to allocate corporate expenses in the current year.

	2018
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$1,512,477	$1,050,945	$1,705,016	$219,920	$822	$4,489,180
Intersegment net sales	125,310	39,806	50,465	226,053	(441,634)	—
Interest expense	1	191	202	225	8,274	8,893
Amortization expense	1,038	3,055	1,443	857	—	6,393
Depreciation expense	10,029	13,026	10,414	1,391	20,089	54,949
Segment earnings before income taxes	52,211	59,403	71,234	18,031	(3,026)	197,853
Segment assets	401,012	370,386	512,670	143,614	219,866	1,647,548
Capital expenditures	17,497	22,724	18,168	2,427	35,046	95,862

Note: Allocations of corporate expenses in 2018 were modified to align with the methodology used to allocate corporate expenses in the current

Information regarding principal geographic areas was as follows (in thousands):

	2020		2019		2018
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$5,022,014	$478,325	$4,308,618	$469,605	$4,382,356	$342,326
Foreign	131,984	36,380	107,391	36,878	106,824	34,312
Total	$5,153,998	$514,705	$4,416,009	$506,483	$4,489,180	$376,638

The following table presents, for the periods indicated, our disaggregated net sales (in thousands) by business unit for each segment and our percentage of value-added and commodity-based sales to total net sales by segment.

	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Retail
Deckorators	$219,930	$185,221	$136,517
Prowood	1,215,201	786,720	845,994
Outdoor Essentials	299,684	227,767	227,799
UFP Edge	114,987	95,608	85,176
Dimensions	88,351	52,553	57,403
E-Commerce	3,716	1,688	1,210
Other	225,253	149,153	158,378
Total Retail	$2,167,122	$1,498,710	$1,512,477

Industrial
North Industrial	$385,132	$376,515	$351,345
Southeast Industrial	229,316	255,419	238,667
Southwest Industrial	238,643	241,774	237,671
West Industrial	206,022	197,686	209,049
Protective Packaging	13,004	14,241	14,213
Total Industrial	$1,072,117	$1,085,635	$1,050,945

Construction
Factory Built	$597,017	$479,927	$561,137
Site Built	725,899	708,767	713,729
Commercial	221,988	290,785	269,706
Concrete Forming	150,780	157,677	160,444
Total Construction	$1,695,684	$1,637,156	$1,705,016

All Other	$217,094	$193,785	$219,920

Corporate	$1,981	$723	$822

Total Net Sales	$5,153,998	$4,416,009	$4,489,180

Value-Added
Retail	53.8%	57.8%	54.0%
Industrial	64.7%	66.2%	60.5%
Construction	76.3%	81.4%	76.5%
All Other and Corporate	75.6%	75.8%	65.9%
Total	64.3%	69.3%	64.6%

Commodity-Based
Retail	46.2%	42.2%	46.0%
Industrial	35.3%	33.8%	39.5%
Construction	23.7%	18.6%	23.5%
All Other and Corporate	24.4%	24.2%	34.1%
Total	35.7%	30.7%	35.4%